General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
Schedule of general and administrative expenses
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Salaries, wages and related expenses(1)	1,328	556	107
Share-based payment(1)	2,484	3,343	-
Legal and professional services(1)	1,499	991	112
Contingent liability expenses	-	217	-
Insurance	1,837	-	-
Corporate costs	343	60	-
Maintenance, office and software fees	149	38	10
Depreciation and amortization	263	151	20
Others	107	24	7
Total General and Administrative Expenses	8,010	5,380	256

(1)	Including expenses in respect of related parties - see Note 18.